CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 20,314	$ 20,317	$ 18,312
Cost of sales	9,607	9,665	8,797
Gross profit	10,707	10,652	9,515
Research and development expenses	1,427	1,356	1,095
Selling and marketing expenses	4,080	3,879	3,478
General and administrative expenses	1,239	1,238	932
Legal Settlements And Loss Contingencies	1,524	715	471
Impairments restructuring and others	788	1,259	430
Operating income	1,649	2,205	3,109
Financial expenses - net	399	386	153
Income before income taxes	1,250	1,819	2,956
Income taxes	(43)	(137)	127
Share in losses of associated companies - net	40	46	61
Net income	1,253	1,910	2,768
Net income (loss) attributable to non-controlling interests	(16)	(53)	9
Net income attributable to Teva	$ 1,269	$ 1,963	$ 2,759
Earnings per share attributable to Teva:
Basic	$ 1.49	$ 2.25	$ 3.10
Diluted	$ 1.49	$ 2.25	$ 3.09
Weighted average number of shares (in millions):
Basic	849	872	890
Diluted	850	873	893